Trade Accounts Receivable - Summary of Movements of Bad Debt Expense in Credit Loss (Detail) - Trade Accounts Receivables [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade Accounts Receivable [Line Items]
Beginning balance	$ (146,953)	$ (51,022)	$ (48,675)
Bad debt expense	(53,464)	(160,538)	(22,125)
Reversal of bad debts	44,014	64,607	19,778
Ending balance	$ (156,403)	$ (146,953)	$ (51,022)